Related Parties (Q3) (Details) $ in Thousands	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) Individual	Sep. 30, 2021 USD ($) Individual	Dec. 31, 2020 USD ($)	Sep. 30, 2022 USD ($) Individual	Sep. 30, 2021 USD ($) Individual	Dec. 31, 2021 USD ($) Individual
Related Party Transaction [Abstract]
Advisor fees and out-of-pocket expenses | $	$ 175	$ 262	$ 389	$ 606	$ 644	$ 913
Number of individuals | Individual	2	2		2	2	2